Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021 [1]
Assets
Cash and balances at central banks	£ 78,110	£ 91,388	£ 76,420
Financial assets at fair value through profit or loss	203,318	180,769	206,971
Derivative financial instruments	22,356	24,753	22,051
Loans and advances to banks	10,764	10,632	7,001
Loans and advances to customers	449,745	454,899	448,567
Reverse repurchase agreements	38,771	44,865	54,753
Debt securities	15,355	9,926	6,835
Financial assets at amortised cost	514,635	520,322	517,156
Financial assets at fair value through other comprehensive income	27,592	23,154	28,137
Goodwill and other intangible assets	8,306	7,615	6,713
Current tax recoverable	1,183	612	363
Deferred tax assets	5,185	6,422	3,773
Retirement benefit assets	3,624	3,823	4,531
Other assets	17,144	14,536	15,142
Total assets	881,453	873,394	881,257
Liabilities
Deposits from banks	6,153	7,266	7,647
Customer deposits	471,396	475,331	476,344
Repurchase agreements at amortised cost	37,703	48,596	31,125
Financial liabilities at fair value through profit or loss	24,914	17,755	23,123
Derivative financial instruments	20,149	24,042	18,060
Notes in circulation	1,392	1,280	1,321
Debt securities in issue at amortised cost	75,592	73,819	71,552
Liabilities arising from insurance and participating investment contracts	120,123	110,278	125,179
Liabilities arising from non-participating investment contracts	44,978	39,476	40,890
Other liabilities	19,026	18,764	19,367
Retirement benefit obligations	136	126	230
Current tax liabilities	39	8	6
Deferred tax liabilities	157	209	8
Provisions	2,077	1,803	2,080
Subordinated liabilities	10,253	10,730	13,108
Total liabilities	834,088	829,483	830,040
Equity
Share capital	6,358	6,729	7,102
Share premium account	18,568	18,504	18,479
Other reserves	8,508	6,587	11,177
Retained profits	6,790	6,550	8,318
Ordinary shareholders’ equity	40,224	38,370	45,076
Other equity instruments	6,940	5,297	5,906
Total equity excluding non-controlling interests	47,164	43,667	50,982
Non-controlling interests	201	244	235
Total equity	47,365	43,911	51,217
Total equity and liabilities	£ 881,453	£ 873,394	£ 881,257

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.